UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21467

LMP Capital and Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LMP CAPITAL AND INCOME FUND INC.

FORM N-Q

AUGUST 31, 2015

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited)	August 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 55.4%
CONSUMER DISCRETIONARY - 3.2%
Media - 3.2%
National CineMedia Inc.	167,000	$2,196,050
Regal Entertainment Group, Class A Shares	374,000	7,113,480	(a)

TOTAL CONSUMER DISCRETIONARY		9,309,530

CONSUMER STAPLES - 2.0%
Household Products - 2.0%
Kimberly-Clark Corp.	53,000	5,646,090	(a)

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EnLink Midstream LLC	60,000	1,431,600

FINANCIALS - 18.5%
Capital Markets - 0.6%
Apollo Global Management LLC, Class A Shares	100,000	1,858,000

Real Estate Investment Trusts (REITs) - 17.9%
Alexandria Real Estate Equities Inc.	21,000	1,805,790
American Capital Agency Corp.	168,000	3,213,840	(a)
Annaly Capital Management Inc.	400,000	4,024,000	(a)
AvalonBay Communities Inc.	5,600	924,336
BioMed Realty Trust Inc.	49,900	923,150
DCT Industrial Trust Inc.	37,500	1,204,125	(a)
DuPont Fabros Technology Inc.	23,800	636,174
EPR Properties	76,700	3,903,263	(a)
Equity Residential	32,500	2,315,625
HCP Inc.	41,000	1,519,460	(a)
Highwoods Properties Inc.	26,000	986,440	(a)
Hospitality Properties Trust	140,500	3,613,660	(a)
Inland Real Estate Corp.	185,000	1,555,850	(a)
Kilroy Realty Corp.	24,000	1,556,640	(a)
Liberty Property Trust	49,000	1,506,260	(a)
Ramco-Gershenson Properties Trust	132,000	2,046,000	(a)
Regency Centers Corp.	22,000	1,304,820	(a)
Retail Properties of America Inc., Class A Shares	155,000	2,115,750
Senior Housing Properties Trust	91,000	1,428,700	(a)
Simon Property Group Inc.	10,900	1,954,588
Spirit Realty Capital Inc.	272,386	2,614,905	(a)
Starwood Property Trust Inc.	383,000	8,150,240	(a)
STORE Capital Corp.	52,500	1,058,400
Urstadt Biddle Properties, Class A Shares	85,000	1,524,050	(a)

Total Real Estate Investment Trusts (REITs)		51,886,066

TOTAL FINANCIALS		53,744,066

HEALTH CARE - 5.9%
Pharmaceuticals - 5.9%
AstraZeneca PLC, ADR	30,000	938,400
Bristol-Myers Squibb Co.	96,800	5,756,696	(a)
GlaxoSmithKline PLC, ADR	78,000	3,192,540	(a)
Merck & Co. Inc.	58,000	3,123,300	(a)
Pfizer Inc.	126,000	4,059,720	(a)

TOTAL HEALTH CARE		17,070,656

See Notes to Schedule of Investments.

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	SHARES	VALUE
INDUSTRIALS - 7.0%
Aerospace & Defense - 3.6%
Lockheed Martin Corp.	52,000	$10,461,360

Industrial Conglomerates - 0.8%
General Electric Co.	94,000	2,333,080

Trading Companies & Distributors - 1.7%
TAL International Group Inc.	266,100	4,877,613	(a)

Transportation Infrastructure - 0.9%
Macquarie Infrastructure Corp.	32,000	2,519,040	(a)

TOTAL INDUSTRIALS		20,191,093

INFORMATION TECHNOLOGY - 7.8%
IT Services - 0.3%
Paychex Inc.	20,000	893,200

Semiconductors & Semiconductor Equipment - 2.7%
Intel Corp.	192,000	5,479,680	(a)
Maxim Integrated Products Inc.	67,000	2,255,890

Total Semiconductors & Semiconductor Equipment		7,735,570

Software - 1.6%
Microsoft Corp.	111,000	4,830,720	(a)

Technology Hardware, Storage & Peripherals - 3.2%
Apple Inc.	10,000	1,127,600
Seagate Technology PLC	158,000	8,121,200	(a)

Total Technology Hardware, Storage & Peripherals		9,248,800

TOTAL INFORMATION TECHNOLOGY		22,708,290

MATERIALS - 0.7%
Paper & Forest Products - 0.7%
International Paper Co.	50,000	2,157,000	(a)

TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 5.0%
AT&T Inc.	206,000	6,839,200	(a)
Verizon Communications Inc.	162,000	7,453,620	(a)

Total Diversified Telecommunication Services		14,292,820

Wireless Telecommunication Services - 1.3%
Vodafone Group PLC, Sponsored ADR	111,000	3,827,280

TOTAL TELECOMMUNICATION SERVICES		18,120,100

UTILITIES - 3.5%
Electric Utilities - 2.4%
Great Plains Energy Inc.	114,000	2,840,880	(a)
PPL Corp.	128,000	3,966,720	(a)

Total Electric Utilities		6,807,600

See Notes to Schedule of Investments.

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY		SHARES	VALUE
Independent Power and Renewable Electricity Producers - 0.5%
8Point3 Energy Partners LP		43,000	$638,550	*
Abengoa Yield PLC		36,900	839,844

Total Independent Power and Renewable Electricity Producers			1,478,394

Multi-Utilities - 0.6%
National Grid PLC		143,000	1,872,589	(b)

TOTAL UTILITIES			10,158,583

TOTAL COMMON STOCKS (Cost - $137,448,562)			160,537,008

	RATE
CONVERTIBLE PREFERRED STOCKS - 17.5%
ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp.	7.500%	112,000	5,112,800

FINANCIALS - 6.6%
Real Estate Investment Trusts (REITs) - 6.6%
American Tower Corp.	5.250%	32,000	3,284,480
American Tower Corp.	5.500%	13,550	1,390,637
Health Care REIT Inc.	6.500%	117,800	7,014,990	(a)
Weyerhaeuser Co.	6.375%	151,000	7,406,550

TOTAL FINANCIALS			19,096,657

HEALTH CARE - 1.8%
Pharmaceuticals - 1.8%
Allergan PLC	5.500%	5,150	5,288,741

INDUSTRIALS - 0.9%
Machinery - 0.9%
Stanley Black & Decker Inc.	6.250%	22,000	2,550,240

UTILITIES - 6.4%
Electric Utilities - 3.8%
Exelon Corp.	6.500%	121,000	5,480,090
NextEra Energy Inc.	5.799%	103,000	5,640,280

Total Electric Utilities			11,120,370

Multi-Utilities - 2.6%
Dominion Resources Inc.	6.125%	134,000	7,485,240

TOTAL UTILITIES			18,605,610

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $50,056,792)			50,654,048

INVESTMENTS IN UNDERLYING FUNDS - 9.7%
FINANCIALS - 9.7%
Capital Markets - 9.7%
Ares Capital Corp.		480,000	7,569,600	(a)(c)
FS Investment Corp.		524,600	5,308,952	(c)
Golub Capital BDC Inc.		340,100	5,706,878	(a)(c)
TCP Capital Corp.		331,000	5,170,220	(c)
TriplePoint Venture Growth BDC Corp.		361,000	4,303,120	(a)(c)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $30,894,439)			28,058,770

See Notes to Schedule of Investments.

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	SHARES/UNITS	VALUE
MASTER LIMITED PARTNERSHIPS - 31.0%
Diversified Energy Infrastructure - 9.9%
Energy Transfer Equity LP	177,290	$4,972,984
Energy Transfer Partners LP	166,000	8,157,240	(a)
Enterprise Products Partners LP	344,000	9,669,840	(a)
Plains GP Holdings LP, Class A Shares	300,000	5,877,000	(a)

Total Diversified Energy Infrastructure		28,677,064

Financials - 6.6%
Ares Management LP	72,260	1,246,485
Blackstone Group LP	196,000	6,713,000	(a)
Och-Ziff Capital Management Group LLC	1,119,000	11,290,710	(a)

Total Financials		19,250,195

Gathering/Processing - 3.3%
Crestwood Midstream Partners LP	53,500	417,835	(a)
DCP Midstream Partners LP	83,000	2,340,600	(a)
Enable Midstream Partners LP	90,000	1,396,800
MarkWest Energy Partners LP	44,000	2,480,280	(a)
Summit Midstream Partners LP	101,640	2,240,146	(a)
Targa Resources Partners LP	25,000	754,750

Total Gathering/Processing		9,630,411

General Partner - 0.3%
Tallgrass Energy GP LP	34,930	998,998

Global Infrastructure - 0.8%
Brookfield Infrastructure Partners LP	55,000	2,172,500	(a)

Liquids Transportation & Storage - 1.5%
Buckeye Partners LP	12,000	845,040
PBF Logistics LP	98,820	2,050,515
Tesoro Logistics LP	14,513	766,432
World Point Terminals LP	47,000	663,170

Total Liquids Transportation & Storage		4,325,157

Natural Gas Transportation & Storage - 2.0%
Hoegh LNG Partners LP	197,420	3,717,418
Williams Partners LP	53,736	2,141,380

Total Natural Gas Transportation & Storage		5,858,798

Offshore - 0.9%
Dynagas LNG Partners LP	173,680	2,476,677	(a)

Oil & Gas Drilling - 0.1%
Transocean Partners LLC	39,000	428,610

Oil, Gas & Consumable Fuels - 0.9%
Enviva Partners LP	80,000	1,044,000
Green Plains Partners LP	100,100	1,463,462	*

Total Oil, Gas & Consumable Fuels		2,507,462

Oil/Refined Products - 2.5%
CrossAmerica Partners LP	90,000	2,079,000
JP Energy Partners LP	128,000	1,146,880
Sunoco LP	60,000	2,362,800
VTTI Energy Partners LP	76,000	1,650,720

Total Oil/Refined Products		7,239,400

See Notes to Schedule of Investments.

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	SHARES/UNITS	VALUE
Petrochemicals - 0.1%
Westlake Chemical Partners LP	17,700	$345,681

Refining - 0.3%
Western Refining Logistics LP	32,960	854,982

Shipping - 1.8%
Golar LNG Partners LP	120,000	2,372,400	(a)
KNOT Offshore Partners LP	158,000	2,891,400

Total Shipping		5,263,800

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $90,284,967)		90,029,735

TOTAL INVESTMENTS - 113.6% (Cost - $308,684,760#)		329,279,561
Liabilities in Excess of Other Assets - (13.6)%		(39,516,893)

TOTAL NET ASSETS - 100.0%		$289,762,668

*	Non-income producing security.

(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(c)	Security is a business development company.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

LMP Capital and Income Fund Inc. (the “Fund”) was incorporated in Maryland on November 12, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is total return with an emphasis on income. The Fund pursues its investment objective by investing 80% of its assets in a broad range of equity and fixed income securities of both U.S. and foreign issuers.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Utilities	$8,285,994	$1,872,589	—	$10,158,583
Other common stocks	150,378,425	—	—	150,378,425
Convertible preferred stocks	50,654,048	—	—	50,654,048
Investments in underlying funds	28,058,770	—	—	28,058,770
Master limited partnerships	90,029,735	—	—	90,029,735

Total investments	$327,406,972	$1,872,589	—	$329,279,561

†	See Schedule of Investments for additional detailed categorizations.

For the period ended August 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At August 31, 2015, securities valued at $1,872,589 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At August 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$44,118,481
Gross unrealized depreciation	(23,523,680)

Net unrealized appreciation	$20,594,801

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Capital and Income Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 21, 2015